Other Postretirement Benefit Plans (Details) (Health and Life Insurance Benefit Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012 Plans	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number Of Postretirement Benefit Plans	2
Minimum number of years of service at December 31, 2000 for retirees who reitred prior to December 31, 2002 to be eligible to participate in the medical postretirement plan	20 years
Weighted average discount rates used to determine benefit obligations		4.15%	3.63%	4.30%	5.25%	5.00%
Defined Benefit Plan, Plan Amendments						$ 7.0
Defined Benefit Plan, Benefit Obligation		11.4	12.3	11.2	10.1
Employer contributions		0	0.4	0.4	0.5
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year			0.7
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
APBO at beginning of period		11.2	11.4	10.1
Interest cost		0	0.5	0.5	0.9
Benefits paid		0	(0.6)	(0.8)
Retiree contributions		0	0.2	0.3
Health benefits subsidy		0	0	0.1
Actuarial loss		0.2	0.8	1.0
APBO at end of period		11.4	12.3	11.2	10.1
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Included in accrued salaries, wages and employee benefits		0.6	0.7	0.6
Included in other liabilities		10.8	11.6	10.6
APBO at end of period		11.4	12.3	11.2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period		0	0	0
Employer contributions		0	0.4	0.4	0.5
Retiree contributions		0	0.2	0.3
Health benefits subsidy		0	0	0.1
Benefits paid		0	(0.6)	(0.8)
Fair value of plan assets at end of period		0	0	0	0
Funded status		(11.4)	(12.3)	(11.2)
Unrecognized postretirement amounts in accumulated other comprehensive income (loss), before tax
Unrecognized actuarial net loss		0.2	1.0
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Interest cost		0	0.5	0.5	0.9
Amortization of prior service credits		0	0	(0.4)	(0.1)
Amortization of net actuarial loss		0	0	0	0.1
Net postretirement benefit cost		0	0.5	0.1	0.9
Other changes in benefit obligations recognized in other comprehensive income:
Unrecognized actuarial net loss (gain)		0.2	0.8	1.0	(0.6)
Amortization of net actuarial loss		0	0	0	(0.1)
Prior service credits		0	0	0	(8.6)
Amortization of prior service credits		0	0	0.4	0.1
Total changes in benefit obligations recognized in other comprehensive income, before taxes		0.2	0.8	1.4	(9.2)
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Weighted average discount rates used to determine the net periodic postretirement benefit cost		5.25%	4.15%	5.25%	5.75%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year			8.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate			2019
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
One percent increase effect on total interest cost for 2012			0
One percent decrease effect on total interest cost for 2012			0
One percent increase effect on postretirement benefit obligation at December 31, 2012			0.3
One percent decrease effect on postretirement benefit obligation at December 31, 2012			(0.2)
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013			0.7
2014			0.7
2015			0.7
2016			0.7
2017			0.7
2018-2022			$ 3.4